Inventories - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories
Work in process	R$ 52,882	R$ 63,797
Raw materials	626,150	399,086
Spare Parts	226,354	180,712
Inventories	1,853,104	1,198,265
Domestic | Pulp
Inventories
Finished goods	167,317	82,008
Domestic | Paper
Inventories
Finished goods	227,303	207,059
Foreign | Pulp
Inventories
Finished goods	485,226	198,380
Foreign | Paper
Inventories
Finished goods	R$ 67,872	R$ 67,223